Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Maturity of Lease Liabilities [Abstract]
2027	$ 455,499
2028	439,325
2029	109,831
Total lease payments	1,004,655
Less: imputed interest	(42,394)
Total lease liabilities	$ 962,261	$ 1,134,073